DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2015
Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

NOTE 9 – Derivative instruments and hedging activities:

Derivative instruments
The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	June 30,	December 31,
	2015	2014
	U.S. $ in millions

Interest rate swap - fair value hedge	$1,294	$1,750

Cross-currency swap - cash flow hedge	588	1,875

Forecasted transactions - cash flow hedge	25	280

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Cross-currency swaps - cash flow hedge	$-	$14	$-	$-
Option and forward contracts -cash flow hedge	3	14	-	-
Option and forward contracts	-	-	36	68
Other non-current assets:
Cross-currency swaps - cash flow hedge	62	6	-	-

Liability derivatives:
Other current liabilities:
Option and forward contracts -cash flow hedge	-	(1)	-	-
Option and forward contracts	-	-	(15)	(53)
Senior notes and loans:
Interest rate swaps - fair value hedge	(29)	(43)	-	-

Derivatives on foreign exchange contracts mainly hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $12 million and losses of $39 million were recognized under financial expenses-net for the six months ended June 30, 2015 and 2014, respectively, and losses of $14 million and $35 million were recognized under financial expenses-net for the three months ended June 30, 2015 and 2014, respectively. Such gains and losses offset the revaluation of the balance sheet items also recorded under financial expenses-net.

With respect to the interest rate and cross-currency swap agreements, gains of $16 million and $21 million were recognized under financial expenses-net for the six months ended June 30, 2015 and 2014, respectively, and gains of $7 million and $10 million were recognized under financial expenses-net for the three months ended June 30, 2015 and 2014, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

In connection with the debt tender offer completed in February 2015, Teva terminated certain of its derivatives designated as hedging instruments and recognized a loss of $36 million under financial expenses-net. See note 3.